Fair Value Measurement and Fair Value of Financial Instruments - Schedule of Key Assumptions for Determining Fair Value of Convertible Preferred Stock Warrants and Common Stock Warrants (Details)	Apr. 03, 2022	Jan. 02, 2022	Jul. 14, 2021	Feb. 22, 2021	Dec. 31, 2020
Expected Term (Years) [Member] | Common Stock Warrants Outstanding [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Public warrants expiration term	4 years 3 months 18 days	4 years 6 months
Expected Term (Years) [Member] | Common Stock Warrants Acquired [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Public warrants expiration term			5 years
Expected Term (Years) [Member] | Convertible Preferred Stock Warrants Exercised | Minimum [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Public warrants expiration term				2 years 6 months
Expected Term (Years) [Member] | Convertible Preferred Stock Warrants Exercised | Maximum [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Public warrants expiration term				4 years 1 month 6 days
Expected Term (Years) [Member] | Convertible Preferred Stock Warrants Outstanding [Member] | Minimum [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Public warrants expiration term					2 years 7 months 6 days
Expected Term (Years) [Member] | Convertible Preferred Stock Warrants Outstanding [Member] | Maximum [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Public warrants expiration term					4 years 2 months 12 days
Expected Volatility [Member] | Common Stock Warrants Outstanding [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative liabilities, Measurement input	75	77.5
Expected Volatility [Member] | Common Stock Warrants Acquired [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative liabilities, Measurement input			50
Expected Volatility [Member] | Convertible Preferred Stock Warrants Exercised
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative liabilities, Measurement input				75
Expected Volatility [Member] | Convertible Preferred Stock Warrants Outstanding [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative liabilities, Measurement input					63.6
Risk-Free Interest Rate [Member] | Common Stock Warrants Outstanding [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative liabilities, Measurement input	2.8	1.2
Risk-Free Interest Rate [Member] | Common Stock Warrants Acquired [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative liabilities, Measurement input			0.8
Risk-Free Interest Rate [Member] | Convertible Preferred Stock Warrants Exercised | Minimum [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative liabilities, Measurement input				0.2
Risk-Free Interest Rate [Member] | Convertible Preferred Stock Warrants Exercised | Maximum [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative liabilities, Measurement input				0.4
Risk-Free Interest Rate [Member] | Convertible Preferred Stock Warrants Outstanding [Member] | Minimum [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative liabilities, Measurement input					0.2
Risk-Free Interest Rate [Member] | Convertible Preferred Stock Warrants Outstanding [Member] | Maximum [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative liabilities, Measurement input					0.3
Expected Dividend Rate [Member] | Common Stock Warrants Outstanding [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative liabilities, Measurement input	0	0
Expected Dividend Rate [Member] | Common Stock Warrants Acquired [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative liabilities, Measurement input			0
Expected Dividend Rate [Member] | Convertible Preferred Stock Warrants Exercised
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative liabilities, Measurement input				0
Expected Dividend Rate [Member] | Convertible Preferred Stock Warrants Outstanding [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative liabilities, Measurement input					0